Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Financial assets
Financial assets		$ 92,193
Financial liabilities at amortized cost
Financial liabilities	$ 784,533		$ 693,099	$ 437,238
Long Term Debt Securities [Member]
Financial liabilities at amortized cost
Financial liabilities	9,000,000		5,200,000	2,600,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	4,252,258		4,614,276	3,950,465
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	1,037,155	27,117	891,611	586,875
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	7,730,143		5,188,138	2,996,499
Trade receivables [Member]
Financial assets
Financial assets	997,370	$ 10,663	607,544	$ 159,196
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 106,815		$ 72,454